Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Angel Oak Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001612930
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2019
Prospectus Date	rr_ProspectusDate	May 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Angel Oak Multi-Strategy Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK MULTI-STRATEGY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Angel Oak Multi-Strategy Income Fund (the “Fund”) is current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” and “Sales Charges—Class T Shares” on pages 54-56 of the Prospectus, and in Appendix A—Waivers and Discounts Available from Intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2019, the portfolio turnover rate for the Fund was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in mortgage-backed and other asset-backed fixed income securities, including securities backed by assets such as credit card receivables, student loans, automobile loans and residential and commercial real estate. The Fund’s allocation of its assets into various asset classes within the asset-backed fixed income market will depend on the views of Angel Oak Capital Advisors, LLC (the “Adviser”), the investment adviser to the Fund, as to the best value relative to what is currently presented in the market place. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. From time to time, the Fund may allocate its assets so as to focus on particular types of asset-backed fixed income securities. The Fund may also invest up to 20% of its net assets in collateralized loan obligations (“CLOs”), which are backed by a pool of loans. The Fund may also invest in collateral debt obligations (“CDOs”), which may be backed by a pool of debt. CLOs and CDOs are similar to collateralized mortgage obligations (“CMOs”) (described below), but differ as to the type of underlying loan or debt. CLOs, CDOs, and CMOs and other securitizations may be referred to as Structured Products.
Currently, the Adviser anticipates focusing the Fund’s investments on non-agency, residential mortgage-backed securities (“RMBS”). Residential mortgage loans are generally classified into three categories based on the risk profile of the borrower and the property: (i) Prime, (ii) Alternative-A (“Alt-A”), and (iii) Subprime. Prime residential mortgage loans are extended to borrowers who represent a relatively low risk profile through a strong credit history. Subprime loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A loans are made to borrowers whose risk profile falls between Prime and Subprime. When selecting RMBS investments for the Fund, the Adviser intends to focus on RMBS that are collateralized by pools of Prime or Alt-A mortgages and that are seasoned (i.e., have a history of timely payments) (these securities are also known as CMOs).
Prime mortgage loans may be either “agency” or “non-agency.” Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”) and qualify as collateral for securities that are issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are sponsored by private companies other than government sponsored enterprises (sometimes referred to as “private label paper”). Under normal circumstances, the Fund will concentrate its investments (i.e., invest more than 25% of its total assets (measured at the time of purchase)) in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities.
The Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued.
The Fund may also make direct investments in mortgage loans.
With respect to a limited portion of the Fund’s portfolio, the Fund may purchase and/or short sell equity securities of small-cap, publicly-traded community banks. Parks Capital Management, LLC, the Fund’s subadviser (the “Subadviser”), is responsible for managing this portion of the Fund’s portfolio, and the Subadviser employs a value-oriented, research-driven approach that seeks to identify community banks with discounted valuation.
The Fund may also invest in the securities of other investment companies (including those that are part of the same group of investment companies as the Fund) that invest primarily in fixed income securities. The Fund may invest, without limitation, in corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. In selecting debt investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation.
The Fund may invest up to 15% of its net assets in illiquid investments.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize (i) short selling, (ii) borrowing, and (iii) various types of derivative instruments, swaps (including total return and credit default swaps), futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and reverse repurchase agreements.
The Fund may implement its strategy by making investments directly or, to comply with certain regulations, through a wholly-owned and controlled subsidiary of the Fund organized as a statutory trust under the laws of the state of Delaware (each, a “Subsidiary”). The Subsidiary may invest in residential and commercial real estate whole loans, participations in such loans or instruments representing the right to receive interest payments and principal due on such loans. The Subsidiary may invest in residential and commercial real estate loans of any credit rating or no credit rating, including without limit in loans that are rated below investment grade. The principal risks of investments in the Subsidiary are the same as those relating to residential loans and mortgages. See “Residential Loans and Mortgages Risk.” The allocation of the Fund’s investments, if any, in the Subsidiary will vary over time, and the Subsidiary’s investments will also vary and may not include all of the types of investments described above. In the future, the Fund may form one or more additional wholly-owned and controlled subsidiaries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•
Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.

•
Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.

•
Concentration in Certain Mortgage-Backed Securities Risk. The risks of concentrating in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

•
Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

•
Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

The derivative instruments and techniques that the Fund may principally use include:

◦
Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

◦
Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

◦
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

•
Fixed-Income Instruments Risks. The Fund will invest in loans and other types of fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and has begun to raise rates. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

•
General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

•
Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

•
Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

•
LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The effect of a phase out of LIBOR on U.S. instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

•
Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time.

Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.

•
Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, the Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and the Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.

•
Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

•
Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

•
Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. A Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

•
Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages, (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. These risks are greater for subprime residential and mortgage loans. Because they do not trade in a liquid market, residential loans typically can only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property.

•
Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

•
RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

•
Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•
Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

•
Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.

•
Subsidiary Risk. To the extent the Fund invests through the Subsidiary, it will be exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act and, therefore, will not be subject to the investor protections and substantive regulation of the 1940 Act, although the Subsidiary will be managed pursuant to all applicable 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States and/or the jurisdiction in which the Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund.

•
U.S. Government Securities Risks. U.S. Government securities are not guaranteed against price movement and may decrease in value. Some U.S. Government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

•
Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Class A shares of the Fund from year-to-year. The table below shows how the Fund’s Class A, Class C, and Institutional Class average annual total returns compare over time to those of a broad-based securities market index. No performance information for Class T shares is provided because Class T shares have not been in operation for a full calendar year. Although Class T and Class A shares will have similar annual returns because they have the same total annual fund operating expenses, average annual total returns for Class T shares will be lower than those shown in the table below for Class A shares because Class T shares generally have a higher initial sales charge than Class A shares.
The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class A Shares (years ended December 31st)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
The calendar year-to-date total return as of March 31, 2019 for the Fund’s Class A shares was 1.23%.  During the periods shown in the chart, the highest quarterly return was 9.04% (for the quarter ended March 31, 2012) and the lowest quarterly return was -2.51% (for the quarter ended March 31, 2016).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.51%)
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak Multi-Strategy Income Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only, and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
NOTE: Class A shares commenced operations on June 28, 2011 as part of the Predecessor Multi-Strategy Income Fund and Institutional Class shares commenced operations on August 16, 2012 as part of the Predecessor Multi-Strategy Income Fund.

Angel Oak Multi-Strategy Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	360
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	648
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,833
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	360
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	648
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	957
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,833
Annual Return 2012	rr_AnnualReturn2012	22.72%
Annual Return 2013	rr_AnnualReturn2013	3.87%
Annual Return 2014	rr_AnnualReturn2014	5.56%
Annual Return 2015	rr_AnnualReturn2015	1.67%
Annual Return 2016	rr_AnnualReturn2016	4.08%
Annual Return 2017	rr_AnnualReturn2017	5.44%
Annual Return 2018	rr_AnnualReturn2018	2.61%
Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011
Angel Oak Multi-Strategy Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A – Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.58%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.98%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%	[4]
Angel Oak Multi-Strategy Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A – Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Angel Oak Multi-Strategy Income Fund | Class A | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011
Angel Oak Multi-Strategy Income Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 385
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,854
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	385
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	672
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,854
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for Class T shares is provided because Class T shares have not been in operation for a full calendar year.
Angel Oak Multi-Strategy Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.11%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Fund charges this fee on Class C shares redeemed within one year of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,451
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	663
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,138
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,451
Label	rr_AverageAnnualReturnLabel	Class C – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Multi-Strategy Income Fund | Class C | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Multi-Strategy Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,362
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	355
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	616
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,362
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 2012
Angel Oak Multi-Strategy Income Fund | Institutional Class | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 2012
Angel Oak Financials Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK FINANCIALS INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Angel Oak Financials Income Fund (the “Fund”) seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “Sales Charges—Class A Shares” and “Sales Charges—Class T Shares” on pages 54–56 of the Prospectus, and in Appendix A—Waivers and Discounts Available from Intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended January 31, 2019, the portfolio turnover rate for the Fund was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to generate current income across various market environments with a secondary focus on generating positive total return. In pursuit of the Fund’s investment objective, the Adviser intends to invest primarily in debt issued by financial institutions, including subordinated debt (“sub-debt”), senior debt, preferred securities, high yield securities and trust-preferred securities (“TruPS”).

The Fund will, under normal circumstances, invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in the securities of financial institutions (measured at the time of purchase). For purposes of the Fund’s 80% investment policy, the Fund may invest in debt securities, including sub-debt, unrated debt, senior debt, preferred securities, high yield securities and TruPS; equity securities, including common equity, preferred equity, convertible securities and warrants; Structured Products (as defined below) and securitizations, including equity and junior debt tranches of such instruments; or derivative instruments that invest substantially all of their assets in securities issued by or are linked to, or otherwise provide investment exposure to, businesses in the financial institutions sector. Such derivative instruments will be valued on a mark-to-market basis.
The Fund may invest indirectly in securities issued by community banks and other financial institutions through structured products and credit derivatives. In particular, the Fund may invest in equity and junior debt tranches of community bank debt securitizations and other asset-backed securities and debt securitizations, which are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to, and unsecured, subordinated debentures, notes or other securities issued by, community banks or other financial institutions (“Structured Products”). The Fund may also invest in other securities and instruments that are related to these Structured Products or that the Adviser believes are consistent with the Fund’s investment objective, including senior debt tranches of community bank debt securitizations.
In addition, the Fund will concentrate its investments in the group of industries related to banks and diversified financials. This means that, under normal circumstances, the Fund will invest more than 25% of its assets (measured at the time of purchase) in securities issued by companies conducting their principal business activities in the group of industries related to banks and diversified financials.
The Adviser may allocate the Fund’s assets across several different financial institutions investments and issuers or may select a single or limited number of securities, strategies or investments, including cash and short-term investments. The fixed-income instruments in which the Fund principally invests include corporate debt obligations (domestic and non-U.S.), including U.S community bank sub-debt and debt securities of other U.S. and foreign financial services companies. These companies may include, but are not limited to, banks, thrifts, finance companies, brokerage and advisory firms, insurance companies, business developments companies (“BDCs”), real estate investment trusts (“REITs”) and financial holding companies. Together with community banks, these types of companies are referred to as financial institutions.
The Fund may also invest in other fixed-income instruments including asset-backed securities and residential and commercial mortgage-backed securities; Structured Products, which include collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”) and other asset backed securities and debt securitizations; high-yield securities (also known as “junk bonds”); U.S. Government securities; and floating or variable rate obligation.
The Fund’s portfolio of fixed-income instruments will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser may sell investments if it determines that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.
The Fund may invest, without limitation, in fixed-income instruments of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. The Adviser will allocate the Fund’s investments based on its analysis of market conditions and investment opportunities in light of domestic and foreign fiscal, economic and political environments. The Fund’s portfolio managers will manage the Fund’s duration based on the Adviser’s expectations of future interest rates and market conditions. The Adviser is not limited to constructing a portfolio with a certain target duration and may cause the Fund’s duration to be negative. Duration is a measure of a fixed income security’s price sensitivity to interest rate changes. In other words, the longer a fund’s duration, the more sensitive its market value will be to changes in interest rates. A fund with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates fall.
With respect to a limited portion of the Fund’s portfolio, the Fund may purchase and/or short sell equity securities of small-cap, publicly-traded community banks. Parks Capital Management, LLC, the Fund’s subadviser (the “Subadviser”) is responsible for managing this portion of the Fund’s portfolio, and the Subadviser employs a value-oriented, research-driven approach that seeks to identify community banks with discounted valuation.
The Fund may invest up to 15% of its net assets in securities that are deemed to be illiquid, which may include private placements, certain Rule 144A securities, and securities of issuers that are bankrupt or in default. Among its fixed-income investments, the Fund may invest in preferred securities.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize (i) short selling, (ii) borrowing and (iii) various types of over-the-counter and exchange-traded derivative instruments, including structured products, swaps, futures contracts and options. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and reverse repurchase agreements. The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•
Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital.

Subordinated debt, senior debt and preferred securities of banks and diversified financials companies are subject to the risks generally associated with the financials sector. See “Financials Sector Risk.”

•
BDC Risk. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their NAV.  BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

•
Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.

•
Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.

•
Concentration in the Group of Industries Related to Banks and Diversified Financials Risk. Issuers in the group of industries relating to banking and diversified financials (“banking”) are particularly susceptible to interest rate risk, credit risk market risk, competition and general changes in economic conditions. Such issuers may also be affected by legislative or regulatory changes. In addition, financial market volatility and borrowers’ financial difficulties may significantly affect the values of the Fund’s investments in issuers in the banking industry. More generally, market events and conditions, monetary policy and other related factors can impact issuers in the banking industry in similar ways, which can result in increased volatility in the value of the Fund’s portfolio, and the possibility that many of the Fund’s holdings may lose value simultaneously.

•
Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

•
Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

The derivative instruments and techniques that the Fund may principally use include:

◦
Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

◦
Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

◦
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

•
Financials Sector Risk. The Fund may invest in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

•
Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and has begun to raise rates. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

•
Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

•
Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

•
General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

•
Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

•
Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

•
LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The effect of a phase out of LIBOR on U.S. instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

•
Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.

Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.

•
Portfolio Turnover Risk. Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and may result in higher taxes when Fund shares are held in a taxable account. Increased transaction costs could detract from the Fund’s performance.

•
Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•
Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

•
Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

•
REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

•
Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

•
Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

•
RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

•
Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.

•
Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales involve the risk that losses may exceed the amount invested and may be unlimited.

•
Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.

◦
Additional risks relating to investing in the subordinated/equity tranche of Structured Products. Up to all of the Fund’s investments in Structured Products may be in the subordinated/equity tranches. Investments in the equity tranches of Structured Products typically represent the first loss position, are unrated and are subject to greater risk. To the extent that any losses are incurred by the Structured Product in respect of any collateral, such losses will be borne first by the owners of the equity interests, which may include the Fund. Any equity interests that the Fund holds in a Structured Product will not be secured by the assets of the Structured Product or guaranteed by any party, and the Fund will rank behind all creditors of the Structured Product, including the holders of the secured notes issued by the Structured Product. Equity interests are typically subject to certain payment restrictions in the indenture governing the senior tranches. Accordingly, equity interests may not be paid in full, may be adversely impacted by defaults by a relatively small number of underlying assets held by the Structured Product and may be subject to up to 100% loss. Structured Products may be highly levered, and therefore equity interests may be subject to a higher risk of loss, including the potential for total loss. The market value of equity interests may be significantly affected by a variety of factors, including changes in interest rates, changes in the market value of the collateral held by the securitization, defaults and recoveries on that collateral and other risks associated with that collateral. The leveraged nature of equity interest is likely to magnify these impacts. Equity interests typically do not have a fixed coupon and payments on equity interests will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates. While the payments on equity interest will be variable, equity interests may not offer the same level of protection against changes in interest rates as other floating rate instruments. Equity interests are typically illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for equity interests. At times, there may be no market for equity interests, and the Fund may not be able to sell or otherwise transfer equity interests at their fair value, or at all, in the event that it determines to sell them.

•
Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.

•
Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.

•
U.S. Government Securities Risks. U.S. Government securities are not guaranteed against price movement and may decrease in value. Some U.S. Government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Class shares of the Fund from year to year. The table below shows how the Fund’s Class A, Class C, and Institutional Class average annual total returns compare over time to those of a broad-based securities market index and a secondary index that shows how the Fund’s performance compares with returns of an index of companies that more narrowly reflect the Fund’s investments. On December 16, 2018, the Fund’s name was changed to “Angel Oak Financials Income Fund,” and the Fund adopted a new investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and made certain other changes to the Fund’s investment strategies. As a result, the Fund’s performance during periods prior to these dates may have differed had the Fund’s current investment policies and strategies been in place at those times. No performance information for Class T shares is provided because Class T shares have not been in operation for a full calendar year. Although Class T and Class A shares will have similar annual returns because they have the same total annual fund operating expenses, average annual total returns for Class T shares will be lower than those shown in the table below for Class A shares because Class T shares generally have a higher initial sales charge than Class A shares.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Institutional Class Shares (year ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of March 31, 2019 for the Fund’s Institutional Class shares was 1.46%.  During the periods shown in the chart, the highest quarterly return was 3.29% (for the quarter ended September 30, 2016) and the lowest quarterly return was -7.11% (for the quarter ended March 31, 2016).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.11%)
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak Financials Income Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Angel Oak Financials Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFLX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%	[8]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	336
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,873
Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Class A | Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Class A | Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFTX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%	[8]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 360
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,893
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	360
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	982
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,893
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for Class T shares is provided because Class T shares have not been in operation for a full calendar year.
Angel Oak Financials Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFLCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%	[8]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Fund charges this fee on Class C shares redeemed within one year of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,140
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,488
Label	rr_AverageAnnualReturnLabel	Class C – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Financials Income Fund | Class C | Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Financials Income Fund | Class C | Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Financials Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,403
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	618
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,403
Annual Return 2015	rr_AnnualReturn2015	3.55%
Annual Return 2016	rr_AnnualReturn2016	(0.34%)
Annual Return 2017	rr_AnnualReturn2017	5.88%
Annual Return 2018	rr_AnnualReturn2018	3.11%
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.13%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%	[4]
Angel Oak Financials Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.82%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[4]
Angel Oak High Yield Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK HIGH YIELD OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Angel Oak High Yield Opportunities Fund (the “Fund”) is to earn a high level of current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the sections “Sales Charges—Class A Shares” and “Sales Charges—Class T Shares” on pages 54–56 of the Prospectus, and in Appendix A—Waivers and Discounts Available from Intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2019, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s allocation of its assets into various asset classes will depend on the views of the Adviser as to the best value relative to what is currently presented in the market place. Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued.
The Fund may sell a security if the Adviser no longer believes it is undervalued or if the Adviser believes that a different security will better help the Fund achieve its investment objective. In pursuing its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds of corporate issuers. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Angel Oak Capital Advisors, LLC (the “Adviser”), the investment adviser to the Fund, may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.
The Fund may purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”) and other asset backed securities and debt securitizations (“Structured Products”), asset-backed fixed income securities, mortgage-backed securities, foreign debt securities (including corporate fixed income securities registered and sold in the United States by foreign issuers (“Yankee” bonds)), fixed and floating rate bonds, as well as zero coupon bonds. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market. However, the Fund may invest in or continue to hold securities that have credit ratings lower than B, are bankrupt, or are in default. The Fund may also invest in bank subordinated debt.
The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”). The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign debt securities (including Yankee bonds), including those denominated in U.S. dollars. The Fund may invest up to 15% of its net assets in private placements, Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default that may be deemed to be illiquid investments. The Fund may also invest in the securities of other investment companies that invest primarily in high-yield securities. The Fund may invest significantly in debt of issuers in the financial services and energy sectors.
The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a debt security. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize borrowing. Additionally, the Fund’s principal investment strategies include the use of credit default swaps, interest rate swaps, total return swaps, futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and reverse repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•
Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Subordinated debt, senior debt and preferred securities of banks and diversified financials companies are subject to the risks generally associated with the financials sector. See “Financials Sector Risk.”

•
Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.

•
Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

•
Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

The derivative instruments and techniques that the Fund may principally use include:

◦
Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

◦
Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

◦
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

•
Energy Sector Risk. The Fund will invest significantly in securities tied to the energy sector and energy infrastructure. Companies operating in the energy sector are subject to significant governmental regulation and may be affected by fluctuations in the prices of energy commodities, the depletion of natural resources, and changes in the supply or demand for energy commodities. Rising interest rates can also adversely impact the financial performance of these companies by increasing their costs of capital. Extreme weather or other natural disasters, threats of or actual attacks by terrorists, and significant accidents or similar events may adversely affect the securities issued by the company.

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.

•
Financials Sector Risk. The Fund may invest in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

•
Fixed-Income Instruments Risks. The Fund will invest fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and has begun to raise rates. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

•
Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

•
Foreign Currency Risks. Changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of the Fund’s investments in foreign currencies or securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. Dollar. The Fund’s use of futures or options contracts to purchase or sell foreign currencies may result in reduced returns to the Fund.

•
Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

•
General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
High-Yield Securities Risks. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

•
Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

•
Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies (including those that are part of the same group of investment companies as the Fund), large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

•
LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The effect of a phase out of LIBOR on U.S. instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

•
Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.

Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.

•
Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

•
Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•
Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

•
Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

•
Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

•
Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

•
RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

•
Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.

•
Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.

•
Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.

•
Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.

•
U.S. Government Securities Risks. U.S. Government securities are not guaranteed against price movement and may decrease in value. Some U.S. Government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Class shares of the Fund from year-to-year. The table below shows how the Fund’s Class A and Institutional Class average annual total returns compare over time to those of certain broad-based securities market indices. Class A shares commenced operations on July 31, 2012. Performance of the Class A shares shown prior to July 31, 2012 reflects the performance of the Institutional Class shares, adjusted to reflect the higher gross annual operating expenses of Class A. Additionally, performance of the Class A shares shown prior to April 15, 2016 has been adjusted to reflect the sales charge (load) that became applicable to purchases of Class A shares (subject to the exceptions described in the Prospectus) on April 15, 2016.
The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund had substantially the same investment objectives, policies, and strategies as the Fund.
No performance information for Class C or Class T shares is provided because such classes have not been in operation for a full calendar year. Although Class T and Class A shares will have similar annual returns because they have the same total annual fund operating expenses, average annual total returns for Class T shares will be lower than those shown in the table below for Class A shares because Class T shares generally have a higher initial sales charge than Class A shares. Average annual total returns for Class C shares will be lower than those shown in the table below for Class A and Class T shares because Class C shares generally have a higher distribution and/or service (12b-1) fee than Class A and Class T shares.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Class Shares (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of March 31, 2019 for the Fund’s Institutional Class shares was 7.18%.  During the periods shown in the chart, the highest quarterly return was 6.82% (for the quarter ended September 30, 2010) and the lowest quarterly return was -4.42% (for the quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.42%)
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak High Yield Opportunities Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
NOTE: Class A shares commenced operations on July 31, 2012 as the Original Shares class of the Predecessor High Yield Fund, and Institutional Class shares commenced operations on March 31, 2009 as the Institutional Shares of the Predecessor High Yield Fund.

Angel Oak High Yield Opportunities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANHAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[11]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	864
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,673
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	316
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	864
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,673
Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
5 Years	rr_AverageAnnualReturnYear05	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Angel Oak High Yield Opportunities Fund | Class A | Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Angel Oak High Yield Opportunities Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANHTX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[11]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class C and Class T shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class C and Class T shares are estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,694
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	341
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	604
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,694
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for Class C or Class T shares is provided because such classes have not been in operation for a full calendar year.
Angel Oak High Yield Opportunities Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANHCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[13]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%	[11]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Fund charges this fee on Class C shares redeemed within one year of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class C and Class T shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class C and Class T shares are estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	595
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,046
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,046
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,300
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for Class C or Class T shares is provided because such classes have not been in operation for a full calendar year.
Angel Oak High Yield Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANHIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,194
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	285
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	519
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,194
Annual Return 2010	rr_AnnualReturn2010	13.33%
Annual Return 2011	rr_AnnualReturn2011	6.16%
Annual Return 2012	rr_AnnualReturn2012	13.14%
Annual Return 2013	rr_AnnualReturn2013	6.66%
Annual Return 2014	rr_AnnualReturn2014	1.44%
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Annual Return 2016	rr_AnnualReturn2016	16.31%
Annual Return 2017	rr_AnnualReturn2017	7.78%
Annual Return 2018	rr_AnnualReturn2018	(2.40%)
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.40%)
5 Years	rr_AverageAnnualReturnYear05	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Angel Oak High Yield Opportunities Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.74%)	[14]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[14]
Angel Oak High Yield Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.39%)	[14]
5 Years	rr_AverageAnnualReturnYear05	2.00%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[14]
Angel Oak High Yield Opportunities Fund | Institutional Class | Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Angel Oak UltraShort Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK ULTRASHORT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Angel Oak UltraShort Income Fund (the “Fund”) seeks to provide current income while seeking to minimize price volatility and maintain liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2019, the portfolio turnover rate for the Fund was 179% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	179.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuing its objective, the Fund invests in (i) mortgage-backed and other asset-backed fixed income securities, including securities backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, (ii) corporate and other debt securities, and (iii) collateralized loan obligations (“CLOs”), which are backed by a pool of loans, and other collateralized debt obligations (“CDOs”), which are backed by a pool of debt (collectively, “Debt Instruments”). Debt Instruments may include floating or variable rate obligations. CLOs and CDOs are similar to collateralized mortgage obligations (“CMOs”) (described below), but differ as to the type of underlying loan or debt. CLOs, CDOs, and CMOs and other securitizations may be referred to as Structured Products. The Fund may invest up to 30% of its net assets in CLOs.
The Fund may purchase bonds of any maturity, but, under normal circumstances, the Fund will have a dollar-weighted average maturity of less than two years and dollar-weighted average duration of less than one year. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest, without limitation, in Debt Instruments of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. In selecting debt investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation.
The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.
The Fund may invest in non-agency, residential mortgage-backed securities (“RMBS”). Residential mortgage loans are generally classified into three categories based on the risk profile of the borrower and the property: (i) Prime, (ii) Alternative-A (“Alt-A”), and (iii) Subprime. Prime residential mortgage loans are extended to borrowers who represent a relatively low risk profile through a strong credit history. Subprime loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A loans are made to borrowers whose risk profile falls between Prime and Subprime. When selecting RMBS investments for the Fund, the Adviser intends to focus on RMBS that are collateralized by pools of Prime or Alt-A mortgages and that are seasoned (i.e., have a history of timely payments) (these securities are also known as CMOs).
Prime mortgage loans may be either “agency” or “non-agency.” Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”) and qualify as collateral for securities that are issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are sponsored by private companies other than government sponsored enterprises (sometimes referred to as “private label paper”). Under normal circumstances, the Fund will concentrate its investments (i.e., invest more than 25% of its total assets (measured at the time of purchase)) in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities.
The Fund may invest in the securities of other investment companies that invest primarily in fixed income securities. The Fund may also invest in repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid investments.
The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”).
The Fund’s allocation of its assets into various asset classes within the corporate credit and asset-backed fixed income market will depend on the views of the Adviser as to the best value relative to what is currently available in the market place, consistent with the Fund’s investment objective. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation among other criteria. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. From time to time, the Fund may allocate its assets so as to focus on particular types of asset-backed fixed income securities. Currently, the Adviser anticipates focusing the Fund’s investments on asset-backed fixed income securities.
The Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued.
In pursuing its investment objective or for hedging purposes, the Fund may utilize (i) short selling, (ii) borrowing, and (iii) various types of derivative instruments, including structured products, swaps (including credit default swaps), futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in reverse repurchase agreements. The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•
Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s NAV and, therefore, may increase the volatility of the Fund.

•
Concentration in Certain Mortgage-Backed Securities. The risks of concentrating in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

•
Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

•
Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

The derivative instruments and techniques that the Fund may principally use include:

◦
Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

◦
Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

◦
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

•
General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

•
Fixed-Income Instruments Risks. The Fund will invest fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

•
Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

•
High-Yield Securities Risks. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

•
Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

•
Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

•
LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The effect of a phase out of LIBOR on U.S. instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a Structured Product that holds those securities, the Structured Product would experience an interest rate mismatch between its assets and liabilities. Structured Products generally contemplate a scenario where LIBOR is no longer available by requiring the Structured Product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some Structured Products have included, or have been amended to include, language permitting the Structured Product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all Structured Products may adopt such provisions, nor can there be any assurance that Structured Products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

•
Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•
Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time.

Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments.

•
NAV Risk. The Fund is not a money market fund, does not attempt to maintain a stable NAV, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk, and other risks relevant to the Fund’s investments. The Fund’s NAV per share will fluctuate.

•
New Fund Risk. The Fund is new with limited operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions.

•
Non-Diversification Risks. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

•
Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

•
Portfolio Turnover Risk.   Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and may result in higher taxes when Fund shares are held in a taxable account.  Increased transaction costs could detract from the Fund’s performance.

•
Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

•
Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

•
Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

•
Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

•
RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

•
Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•
Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

•
Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR.

•
Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.

•
Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.

•
U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. Government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not have one calendar year of performance prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have one calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Angel Oak UltraShort Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOUAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	283
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	283
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	506
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,148
Angel Oak UltraShort Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOUCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[16]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[15]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Fund charges this fee on Class C shares redeemed within one year of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	904
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,992
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	516
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	904
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,992
Angel Oak UltraShort Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOUIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 940

[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[2]	There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
[3]	Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees through May 31, 2020 to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in an underlying fund for which the Adviser also serves as investment adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
[5]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
[6]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[7]	There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
[8]	Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.85% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2020. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[9]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
[10]	There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
[11]	Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.65% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2020. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[12]	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class C and Class T shares are estimated for the current fiscal year.
[13]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
[15]	Angel Oak Capital Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.49% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2020. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[16]	The Fund charges this fee on Class C shares redeemed within one year of purchase.